19. Convertible Bonds	12 Months Ended
Dec. 31, 2017
Convertible Bonds
Convertible Bonds

19.	Convertible Bonds

In December 2014, the Company entered into three convertible promissory note purchase agreements with Brilliant King Group Limited (“Brilliant King”), Poseidon Sports Limited (“Poseidon”) and Union Sky Holding Group Limited (“Union Sky”), respectively whereby the Company agreed to sell and issue to these three investors convertible promissory notes in an aggregate principal amount of $35,000 which could be converted into 175,000 Common Shares at a fixed conversion price of $200 unless adjusted for anti-dilution. The convertible notes bore no interest, and might be partially or wholly converted into shares of the Company’s common stock at any time prior to maturity at the option of the investor. The convertible promissory notes was due and payable on June 11, 2016.

On June 15, 2015, the Company agreed to issue to Vision Edge Limited (“Vision Edge”) convertible promissory note in an aggregate amount of $20,000 which could be converted into 74,074 Common Shares at a fixed conversion price of $270 unless adjusted for anti-dilution pursuant to the agreement entered between the Company and Vision Edge. The convertible notes bore no interest, and might be wholly converted into shares of the Company’s common stock at any time prior to maturity at the option of the investor. The commitment date of the convertible promissory note is on June 29, 2015. The convertible promissory note was due and payable on June 29, 2016. Also, as mentioned in Note 20—Stock option, on June 15, 2015, the Company agreed to grant Vision Edge an option to purchase from the Company a total of 74,074 shares of the Company’s common stock for an aggregate purchase price of $20,000, or $270 per share, prior to December 15, 2015 pursuant to an option agreement. The convertible promissory note and stock options were initially recorded at $19,705 and $295, respectively, according to the allocation of the total proceeds. The discount of $295 of the convertible promissory note is amortized as interest expense using the effective interest rate method through the earliest demand payment date, i.e. June 29, 2016. The stock option was accounted for as an equity instrument and was recorded within equity. The convertible promissory notes was due and payable on June 29, 2016.

The Group defaulted the payment for all outstanding convertible bonds of $55,000 in June 2016.

First Amendment Agreement

On February 12, 2017, the Group entered into an Amendment Agreement (“First Amendment Agreement”) with Union Sky, one of the convertible bond holders to extend the maturity date of the debt, pursuant to which the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond was extended to April 30, 2017, January 30, 2018 and January 30, 2019, respectively. The holder has the option to convert the outstanding amounts under the convertible bond into equity interest in the Company at a conversion price per ordinary share that equals the weighted average daily closing price of the Company’s American depositary shares from January 30, 2017 to February 10, 2017.

According to the First Amendment, the convertible bond held by Union Sky was substantially amended by adding the substantive conversion option and the present value of the cash flows under the terms of the amended debt instrument was more than 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. According to ASC Topic 470, if it is determined that the original and new debt instruments are substantially different, and the new debt instrument shall be initially recorded at fair value, and that amount shall be used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument. Therefore, the amended convertible bond held by Union Sky was initially recorded at fair value, amounting to $12,879 as of February 12, 2017. As comparing to the carrying value of original of $20,000, a gain from extinguishment of debt of $7,121 was recognized in 2017. The discount of $7,121 of the amended convertible bond is amortized as interest expense using the effective interest rate method through the period of the First Amendment Agreement. As of December 31, 2017, the remaining unamortized discount was $4,215.

As the Group did not make the first repayment by the end of April 2017, all outstanding debts of $20,000 under the Agreement became due immediately bearing an annual interest rate of 18%.

Second Amendment Agreement

On June 29, 2018, the Company entered into another amendment agreement (the “Second Amendment Agreement”) with the Union Sky and Magical Glaze Limited (“MGL”), a company and Union Sky was under common control, pursuant to which agreement the Union Sky has transferred all the rights and obligations under the Original agreement and First Amendment Agreement to MGL, and the maturity date of the note was further extended. According to the Second Amendment Agreement, the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond and interest thereon is due by December 2019, June 2020 and December 2020, respectively. MGL and the Company also agreed that MGL had the option to convert the outstanding amounts under the convertible bond into equity interest of the Company as the same provision stated in the First Amendment Agreement started on June 29, 2018.

As at December 31, 2017, except the convertible bonds held by Union Sky and subsequently by MGL, the conversion option of the convertible bonds except had expired and as of the date of issuance of the accompanying consolidated financial statements, the entire principal amount of the convertible bonds of $55,000 remained unpaid.